UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-09571
Nuveen Senior Income Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        7/31
Date of reporting period:    10/31/2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Senior Income Fund (NSL)
October 31, 2009

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value

	Variable Rate Senior Loan Interests – 112.7% (84.7% of Total Investments) (4)

	Aerospace & Defense – 1.4% (1.1% of Total Investments)

$574	DAE Aviation Holdings, Inc., Term Loan B1	4.030%	7/31/14	B	$540,000
562	DAE Aviation Holdings, Inc., Term Loan B2	4.030%	7/31/14	B	528,286
112	Hawker Beechcraft, LC Facility, WI/DD	TBD	TBD	B-	88,827
1,888	Hawker Beechcraft, Term Loan, WI/DD	TBD	TBD	B-	1,501,173

3,136	Total Aerospace & Defense				2,658,286

	Airlines – 3.1% (2.3% of Total Investments)

1,960	Delta Air Lines, Inc., Credit Linked Deposit	2.284%	4/30/12	Ba2	1,775,025
1,955	Delta Air Lines, Inc., Term Loan	3.534%	4/30/14	B	1,648,065
3,068	United Air Lines, Inc., Term Loan B	2.313%	2/01/14	B+	2,418,065

6,983	Total Airlines				5,841,155

	Auto Components – 1.9% (1.4% of Total Investments)

3,083	Federal-Mogul Corporation, Tranche B, Term Loan	2.188%	12/29/14	Ba3	2,375,758
1,573	Federal-Mogul Corporation, Tranche C, Term Loan	2.188%	12/28/15	Ba3	1,212,449

4,656	Total Auto Components				3,588,207

	Automobiles – 1.9% (1.4% of Total Investments)

3,985	Ford Motor Company, Term Loan, DD1	3.288%	12/15/13	B1	3,561,321

	Building Products – 6.4% (4.8% of Total Investments)

814	Atrium Companies, Inc., Term Loan	11.750%	5/31/12	Caa3	406,963
2,000	Building Materials Corporation of America, Term Loan, Second Lien	6.063%	9/15/14	Caa2	1,760,000
5,866	Building Materials Corporation of America, Term Loan	3.000%	2/22/14	B+	5,431,287
1,264	Euramax Holdings, Inc., PIK Term Loan	14.000%	7/29/09	B-	764,706
1,288	Euramax Holdings, Inc., Term Loan	10.000%	7/29/09	B-	779,034
4,404	TFS Acquisition, Term Loan, DD1	14.000%	8/11/13	CCC+	2,939,829

15,636	Total Building Products				12,081,819

	Chemicals – 4.3% (3.2% of Total Investments)

400	Celanese US Holdings LLC, Credit Linked Deposit	0.246%	4/02/14	BB+	375,875
549	Hercules Offshore, Inc., Term Loan	8.500%	7/11/13	B	530,159
245	Hexion Specialty Chemicals, Inc., Term Loan C1	2.563%	5/05/13	B1	194,930
53	Hexion Specialty Chemicals, Inc., Term Loan C2	2.563%	5/05/13	B1	42,344
2,910	Hexion Specialty Chemicals, Inc., Term Loan C4	2.750%	5/05/13	B1	2,306,175
708	Huntsman International LLC, Term Loan	1.994%	4/19/14	Ba2	648,629
906	Ineos US Finance LLC, Tranche B2	7.501%	12/16/13	B-	777,553
906	Ineos US Finance LLC, Tranche C2	8.001%	12/16/14	B-	777,572
12	LyondellBasell Finance Company, Dutch Revolving Line of Credit, (5)	3.744%	12/20/13	N/R	7,031
28	LyondellBasell Finance Company, Dutch Tranche A, Term Loan, (5)	3.744%	12/20/13	N/R	16,123
35	LyondellBasell Finance Company, German Tranche B1, Euro Term Loan, (5)	3.994%	12/22/14	N/R	20,184
35	LyondellBasell Finance Company, German Tranche B2, Euro Term Loan, (5)	3.994%	12/20/14	N/R	20,184
35	LyondellBasell Finance Company, German Tranche B3, Euro Term Loan, (5)	3.994%	12/22/14	N/R	20,184
45	LyondellBasell Finance Company, Revolving Line of Credit, (5)	3.744%	12/20/13	N/R	26,365
269	LyondellBasell Finance Company, Roll-Up DIP Term Loan, (5)	5.798%	2/03/10	N/R	255,871
87	LyondellBasell Finance Company, US Tranche A, Term Loan, (5)	3.744%	12/20/13	N/R	50,233
151	LyondellBasell Finance Company, US Tranche B1, Term Loan, (5)	7.000%	12/22/14	N/R	87,209
151	LyondellBasell Finance Company, US Tranche B2, Term Loan, (5)	7.000%	12/22/14	N/R	87,209
151	LyondellBasell Finance Company, US Tranche B3, Term Loan, (5)	7.000%	12/22/14	N/R	87,209
1,893	Univar, Inc., Term Loan	3.243%	10/10/14	B+	1,728,607

9,569	Total Chemicals				8,059,646

	Commercial Services & Supplies – 2.5% (1.9% of Total Investments)

2,015	Rental Services Corporation, Term Loan	3.817%	11/27/13	B-	1,828,269
181	ServiceMaster Company, Delayed Term Loan	2.750%	7/24/14	B+	161,047
1,814	ServiceMaster Company, Term Loan	2.769%	7/24/14	B+	1,617,183
736	West Corporation, Term Loan B4	4.119%	6/30/16	BB-	693,880
501	Workflow Holdings Corporation, Term Loan	9.500%	11/30/11	Caa1	373,071

5,247	Total Commercial Services & Supplies				4,673,450

	Communications Equipment – 2.0% (1.5% of Total Investments)

4,488	Avaya Inc., Term Loan	3.137%	10/26/14	Ba3	3,860,088

	Construction Materials – 0.9% (0.7% of Total Investments)

2,000	McJunkin Red Man Holding Corporation, Term Loan	3.494%	1/31/14	B-	1,690,000

	Containers & Packaging – 0.0% (0.0% of Total Investments)

37	Graham Packaging Company LP, Term Loan B	2.554%	10/07/11	B+	36,598

	Diversified Consumer Services – 0.7% (0.5% of Total Investments)

950	Cengage Learning Acquisitions, Inc., Term Loan	2.740%	7/05/14	B+	826,764
507	West Corporation, Term Loan B2	2.619%	10/24/13	BB-	466,673

1,457	Total Diversified Consumer Services				1,293,437

	Diversified Financial Services – 0.9% (0.7% of Total Investments)

1,787	Fox Acquisition Sub LLC, Term Loan B	8.241%	7/14/15	B	1,632,689

	Diversified Telecommunication Services – 2.5% (1.9% of Total Investments)

326	Intelsat, Tranche B, Term Loan A	2.746%	1/03/14	BB-	308,583
326	Intelsat, Tranche B, Term Loan B	2.746%	1/03/14	BB-	308,489
326	Intelsat, Tranche B, Term Loan C	2.746%	1/03/14	BB-	308,489
2,000	Intelsat, Unsecured Term Loan	2.744%	2/01/14	B+	1,730,000
2,267	Level 3 Financing, Inc., Term Loan	2.530%	3/13/14	B+	1,979,083
5,000	WCI Capital Corporation, Term Loan B, (5), (6)	0.000%	9/30/07	N/R	42,500

10,245	Total Diversified Telecommunication Services				4,677,144

	Electric Utilities – 3.9% (2.9% of Total Investments)

556	Calpine Corporation, DIP Revolver, (7), (8)	0.100%	3/31/14	B+	(74,074)
4,680	Calpine Corporation, DIP Term Loan	3.165%	3/29/14	B+	4,315,140
1,950	TXU Corporation, Term Loan B2	3.745%	10/10/14	B+	1,515,899
1,960	TXU Corporation, Term Loan B3	3.745%	10/10/14	B+	1,509,200

9,146	Total Electric Utilities				7,266,165

	Electrical Equipment – 1.4% (1.0% of Total Investments)

2,886	Allison Transmission Holdings, Inc., Term Loan	3.010%	8/07/14	B	2,596,446

	Electronic Equipment & Instruments – 0.9% (0.7% of Total Investments)

1,935	Sensata Technologies B.V., Term Loan	2.031%	4/27/13	B	1,665,915

	Energy Equipment & Services – 0.2% (0.2% of Total Investments)

442	Dresser-Rand Group, Inc., Term Loan	2.679%	5/04/14	B+	414,464

	Food & Staples Retailing – 1.2% (0.9% of Total Investments)

500	Rite Aid Corporation, Tranche 4, Term Loan	9.500%	6/10/15	B+	518,334
1,989	U.S. Foodservice, Inc., Term Loan	2.743%	7/03/14	B2	1,703,528

2,489	Total Food & Staples Retailing				2,221,862

	Health Care Equipment & Supplies – 0.9% (0.7% of Total Investments)

936	Symbion, Inc., Term Loan A	3.493%	8/23/13	Ba3	831,870
936	Symbion, Inc., Term Loan B	3.493%	8/25/14	Ba3	831,870

1,872	Total Health Care Equipment & Supplies				1,663,740

	Health Care Providers & Services – 11.1% (8.3% of Total Investments)

267	Community Health Systems, Inc., Delayed Term Loan	2.493%	7/25/14	BB	249,296
5,233	Community Health Systems, Inc., Term Loan	2.610%	7/25/14	BB	4,886,675
2,059	HCA, Inc., Term Loan A	1.783%	11/17/12	BB	1,923,279
5,011	HCA, Inc., Term Loan	2.533%	11/18/13	BB	4,676,765
458	IASIS Healthcare LLC, Delayed Term Loan	2.243%	3/14/14	Ba2	432,024
124	IASIS Healthcare LLC, Letter of Credit	0.144%	3/14/14	Ba2	116,665
2,024	IASIS Healthcare LLC, PIK Term Loan	5.531%	6/15/14	CCC+	1,811,803
1,324	IASIS Healthcare LLC, Term Loan	2.243%	3/14/14	Ba2	1,248,384
3,840	LifeCare, Term Loan B	4.540%	8/10/12	B2	3,206,400
737	Select Medical Corporation, Term Loan	2.407%	2/24/12	Ba2	711,108
1,571	Vanguard Health Holding Company II LLC, Replacement Term Loan	2.493%	9/23/11	Ba3	1,536,041

22,648	Total Health Care Providers & Services				20,798,440

	Hotels, Restaurants & Leisure – 9.7% (7.3% of Total Investments)

3,449	CCM Merger, Inc., Term Loan B	8.500%	7/13/12	BB-	3,288,079
1,482	Cedar Fair LP, Extended US Term Loan	4.243%	8/30/14	BB-	1,437,295
1,000	Fontainebleau Las Vegas LLC, Delayed Term Loan, (5), (6)	6.000%	6/06/14	N/R	290,000
2,500	Fontainebleau Las Vegas LLC, Term Loan, (5), (6)	6.000%	6/06/14	N/R	725,000
393	Isle of Capri Casinos, Inc., Delayed Term Loan A	1.993%	11/25/13	B+	369,597
509	Isle of Capri Casinos, Inc., Delayed Term Loan B	1.993%	11/25/13	B+	479,587
1,274	Isle of Capri Casinos, Inc., Delayed Term Loan	2.033%	11/25/13	B+	1,198,967
2,465	Orbitz Worldwide, Inc., Term Loan	3.279%	7/25/14	B+	2,189,121
151	OSI Restaurant Partners LLC, Revolver	2.377%	6/14/13	BB-	125,804
1,346	OSI Restaurant Partners LLC, Term Loan	2.563%	6/14/14	B+	1,124,366
1,000	QCE LLC, Term Loan	6.033%	11/05/13	N/R	542,000
989	Sagittarius Restaurants LLC, Term Loan	9.750%	3/29/13	B2	920,224
978	Travelport LLC, Delayed Term Loan	2.781%	8/23/13	Ba3	891,271
268	Travelport LLC, Letter of Credit	2.783%	8/23/13	Ba3	244,245
1,334	Travelport LLC, Term Loan	2.781%	8/23/13	Ba3	1,217,266
790	Venetian Casino Resort LLC, Delayed Term Loan	2.040%	5/23/14	B-	644,838
3,128	Venetian Casino Resort LLC, Term Loan	2.040%	5/23/14	B-	2,553,230

23,056	Total Hotels, Restaurants & Leisure				18,240,890

	Household Products – 1.6% (1.2% of Total Investments)

146	Spectrum Brands, Inc., Synthetic Letter of Credit, DD1	1.500%	6/30/12	B-	143,554
2,847	Spectrum Brands, Inc., Term Loan, DD1	8.000%	6/30/12	B-	2,791,421

2,993	Total Household Products				2,934,975

	Insurance – 1.4% (1.0% of Total Investments)

2,823	Conseco, Inc., Term Loan	6.500%	10/10/13	Caa1	2,557,120

	Internet Software & Services – 0.6% (0.5% of Total Investments)

1,470	Open Solutions, Inc., Term Loan B	2.405%	1/23/14	BB-	1,193,032

	IT Services – 2.8% (2.1% of Total Investments)

960	First Data Corporation, Term Loan B1	2.997%	9/24/14	B+	827,574
2,495	First Data Corporation, Term Loan B2	3.036%	9/24/14	B+	2,145,457
340	Infor Global Solutions Intermediate Holdings, Ltd., Delayed Term Loan	4.000%	7/28/12	B+	300,250
733	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan, First Lien	6.493%	3/02/14	CCC+	509,667
1,267	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan, Second Lien	6.493%	3/02/14	CCC+	867,667
652	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan	4.000%	7/28/12	B+	575,479

6,447	Total IT Services				5,226,094

	Leisure Equipment & Products – 3.0% (2.3% of Total Investments)

3,244	Bombardier Recreational Products, Inc., Term Loan	3.000%	6/28/13	Caa1	2,278,573
1,274	Herbst Gaming, Inc., Delayed Term Loan, (5), (6)	2.283%	12/02/11	D	708,352
2,642	Herbst Gaming, Inc., Term Loan, (5), (6)	2.250%	12/02/11	D	1,468,730
3,686	Wimar OpCo LLC, Term Loan, (5), (6)	6.500%	1/03/12	N/R	1,177,941

10,846	Total Leisure Equipment & Products				5,633,596

	Machinery – 2.0% (1.5% of Total Investments)

1,464	Oshkosh Truck Corporation, Term Loan	6.316%	12/06/13	BB-	1,464,551
549	Rexnord Corporation, Incremental Term Loan	2.500%	7/19/13	BB-	526,186
1,869	Rexnord Corporation, Term Loan	2.786%	7/19/13	BB-	1,800,327

3,882	Total Machinery				3,791,064

	Media – 14.8% (11.1% of Total Investments)

3	American Media Operations, Inc., Term Loan	10.000%	1/30/13	B-	2,623
1,429	Carmike Cinemas, Inc., Term Loan	4.240%	5/19/12	B1	1,386,743
955	Cequel Communications LLC, Term Loan B	2.244%	11/05/13	BB-	914,510
1,000	Charter Communications Operating Holdings LLC, Holdco Term Loan	6.750%	3/06/14	Ba2	865,500
6,962	Charter Communications Operating Holdings LLC, Term Loan, DD1	6.250%	3/06/14	Ba2	6,347,906
4,000	Citadel Broadcasting Corporation, Term Loan, DD1, (14)	2.040%	6/12/14	CCC-	2,755,000
1,496	Gray Television, Inc., Term Loan B	6.790%	12/31/14	Caa1	1,289,531
2,854	Idearc, Inc., Term Loan, (5), (6)	4.250%	11/17/14	D	1,305,230
3,870	Metro-Goldwyn-Mayer Studios, Inc., Term Loan B	20.500%	4/08/12	N/R	2,227,139
585	Nielsen Finance LLC, Term Loan A	2.244%	8/09/13	Ba3	546,414
1,219	Nielsen Finance LLC, Term Loan B	3.999%	5/02/16	Ba3	1,147,305
1,888	Philadelphia Newspapers, Term Loan, (5), (6)	7.750%	6/29/13	N/R	434,287
539	Reader’s Digest Association, Inc., DIP Term Loan	13.500%	3/01/14	N/R	561,610
133	Reader’s Digest Association, Inc., Euro Term Loan	7.000%	3/03/14	N/R	65,267
369	Reader’s Digest Association, Inc., Revolving Credit Loan	4.397%	3/02/13	D	181,527
1,487	Reader’s Digest Association, Inc., U.S. Term Loan	4.245%	3/03/14	D	731,036
497	Spanish Broadcasting System, Inc., Term Loan B	2.040%	6/10/12	CCC+	412,839
4,910	Tribune Company, Term Loan B, DD1, (5), (6)	5.250%	6/04/14	Ca	2,326,101
683	Tribune Company, Term Loan X, (5), (6)	5.000%	6/04/09	Ca	318,009
5,000	Univision Communications, Inc., Term Loan	2.533%	9/29/14	B2	4,042,855

39,879	Total Media				27,861,432

	Metals & Mining – 3.4% (2.6% of Total Investments)

413	Aleris International, Inc., DIP Term Loan, (5)	13.000%	2/12/10	N/R	433,470
1,955	Edgen Murray II LP, Term Loan	3.077%	5/11/14	B	1,691,075
1,990	Essar Steel Algoma Inc., Term Loan	8.000%	6/20/13	B+	1,878,724
2,627	John Maneely Company, Term Loan	3.511%	12/08/13	B	2,413,194

6,985	Total Metals & Mining				6,416,463

	Multiline Retail – 0.5% (0.3% of Total Investments)

984	Neiman Marcus Group, Inc., Term Loan	2.292%	4/06/13	BB-	846,187

	Oil, Gas & Consumable Fuels – 4.0% (3.0% of Total Investments)

858	ATP Oil and Gas Corporation, Tranche B1, Term Loan, WI/DD	TBD	TBD	N/A	837,795
142	ATP Oil and Gas Corporation, Tranche B2, Term Loan, WI/DD	TBD	TBD	N/A	138,634
1,238	Big West Oil LLC, Delayed Term Loan, DD1, (5)	4.500%	5/15/14	Ca	1,200,401
984	Big West Oil LLC, Term Loan, DD1, (5)	4.500%	5/15/14	Ca	954,864
295	Calumet Lubricants Company LP, Credit Linked Deposit	4.134%	1/03/15	B1	263,845
2,193	Calumet Lubricants Company LP, Term Loan	4.429%	1/03/15	B1	1,964,046
2,478	Venoco, Inc., Term Loan	4.250%	5/07/14	BB-	2,233,245

8,188	Total Oil, Gas & Consumable Fuels				7,592,830

	Paper & Forest Products – 1.7% (1.3% of Total Investments)

3,920	Wilton Products, Term Loan	3.500%	11/16/14	B+	3,234,000

	Pharmaceuticals – 1.2% (0.9% of Total Investments)

1,000	Graceway Pharmaceuticals LLC, Second Lien Term Loan	6.743%	5/03/13	B-	342,500
1,383	Graceway Pharmaceuticals LLC, Term Loan	2.993%	5/03/12	BB	974,838
119	Warner Chilcott Corporation, Delayed Term Loan, WI/DD	TBD	TBD	BB+	119,024
339	Warner Chilcott Corporation, Tranche A, Term Loan, WI/DD	TBD	TBD	BB+	340,069
542	Warner Chilcott Corporation, Tranche B, Term Loan, WI/DD	TBD	TBD	BB+	544,110

3,383	Total Pharmaceuticals				2,320,541

	Real Estate Investment Trust – 0.9% (0.6% of Total Investments)

1,000	Tishman Speyer Real Estate, L.P., Term Loan, (6)	4.000%	1/09/13	D	602,500
1,000	Tishman Speyer Real Estate, Liquidation Facility	10.250%	12/01/09	N/R	1,002,500

2,000	Total Real Estate Investment Trust				1,605,000

	Real Estate Management & Development – 4.1% (3.1% of Total Investments)

3,599	Capital Automotive LP, Tranche C	2.750%	12/14/12	Ba1	3,221,324
3,605	LNR Property Corporation, Term Loan B	3.750%	7/12/11	B-	2,865,745
1,930	Realogy Corporation, Delayed Term Loan	3.286%	10/10/13	Caa1	1,622,916

9,134	Total Real Estate Management & Development				7,709,985

	Road & Rail – 3.4% (2.6% of Total Investments)

1,492	Avis Budget Car Rental, LLC Term Loan	4.040%	4/19/12	Ba3	1,407,477
5,821	Swift Transportation Company, Inc., Term Loan	3.563%	5/10/14	B-	5,029,081

7,313	Total Road & Rail				6,436,558

	Semiconductors & Equipment – 0.6% (0.5% of Total Investments)

1,498	Freescale Semiconductor, Inc., Term Loan	1.996%	12/01/13	B2	1,221,248

	Software – 2.4% (1.8% of Total Investments)

2,497	Dealer Computer Services, Inc., Term Loan	2.243%	10/26/12	BB	2,242,246
2,000	IPC Systems, Inc., Term Loan, Second Lien	5.533%	5/31/15	CCC	1,460,000
931	IPC Systems, Inc., Term Loan	2.517%	5/31/14	B1	796,258

5,428	Total Software				4,498,504

	Specialty Retail – 5.1% (3.8% of Total Investments)

3,123	Burlington Coat Factory Warehouse Corporation, Term Loan, DD1	2.565%	5/28/13	B3	2,866,972
2,985	Claire’s Stores, Inc. Term Loan B	3.033%	5/29/14	B-	2,354,208
2,574	Michaels Stores, Inc., Term Loan	2.519%	10/31/13	B	2,311,251
1,122	Micro Warehouse, Inc., Term Loan B, (5), (6), (13)	0.000%	1/30/07	N/R	78,537
1,103	Norwood Promotional Products, Inc., Term Loan A, (13)	3.000%	8/17/09	N/R	11,032
6,536	Norwood Promotional Products, Inc., Term Loan B, (13)	3.000%	8/16/11	N/R	—
2,000	Toys “R” Us – Delaware, Inc., Term Loan B	4.494%	7/19/12	BB-	1,947,500

19,443	Total Specialty Retail				9,569,500

	Trading Companies & Distributors – 0.4% (0.3% of Total Investments)

815	Ashtead Group Public Limited Company, Term Loan	2.063%	8/31/11	BB+	785,422

	Wireless Telecommunication Services – 1.0% (0.8% of Total Investments)

2,000	Asurion Corporation, Term Loan	3.245%	7/03/14	N/R	1,901,944

$273,131	Total Variable Rate Senior Loan Interests (cost $245,734,835)				211,857,257

Shares	Description (1)	Value

	Common Stocks – 1.8% (1.4% of Total Investments)

	Building Products – 1.8% (1.4% of Total Investments)

88,501	Masonite Worldwide Holdings, (9), (12)	$3,407,289

	Total Common Stocks (cost $4,842,218)	3,407,289

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Convertible Bonds – 4.2% (3.2% of Total Investments)

	Computers & Peripherals – 0.8% (0.6% of Total Investments)

2,000	Hutchinson Technology Inc.	3.250%	1/15/26	B-	$1,487,500

	Food & Staples Retailing – 1.5% (1.2% of Total Investments)

3,000	Great Atlantic & Pacific Tea Company Inc.	5.125%	6/15/11	Caa1	2,872,500

	Real Estate Investment Trust – 0.8% (0.6% of Total Investments)

1,500	MPT Operating Partnership Limited Partnership, 144A	6.125%	11/15/11	N/A	1,413,750

	Semiconductors & Equipment – 1.1% (0.8% of Total Investments)

2,500	Advanced Micro Devices, Inc.	5.750%	8/15/12	B-	2,118,750

$9,000	Total Convertible Bonds (cost $6,105,904)				7,892,500

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Corporate Bonds – 9.7% (7.2% of Total Investments)

	Auto Components – 0.2% (0.1% of Total Investments)

$400	Exide Technologies	10.500%	3/15/13	B-	$400,000

	Building Products – 0.9% (0.6% of Total Investments)

1,750	Ply Gem Industries Inc.	11.750%	6/15/13	Caa1	1,649,375

	Health Care Providers & Services – 1.4% (1.1% of Total Investments)

2,000	Select Medical Corporation, Floating Rate Note, 5.750% plus six-month LIBOR	6.314%	9/15/15	Caa1	1,795,000
1,000	US Oncology Holdings Inc., Floating Rate Note, 5.000% plus six-month LIBOR	5.564%	3/15/12	CCC+	885,000

3,000	Total Health Care Providers & Services				2,680,000

	Internet Software & Services – 0.5% (0.4% of Total Investments)

1,500	Open Solutions Inc., 144A	9.750%	2/01/15	CCC+	1,012,500

	IT Services – 0.5% (0.4% of Total Investments)

1,000	First Data Corporation	11.250%	3/31/16	CCC+	905,000

	Metals & Mining – 0.4% (0.3% of Total Investments)

750	Algoma Acquisition Corporation, 144A	9.875%	6/15/15	CCC+	645,000

	Oil, Gas & Consumable Fuels – 1.5% (1.1% of Total Investments)

1,000	SemGroup LP, 144A, (10)	8.750%	11/15/15	N/R	65,000
2,000	Western Refining Inc., Floating Rate Note, 7.500% plus three-month LIBOR, 144A	7.781%	6/15/14	BB-	1,860,000
1,000	Western Refining Inc., 144A	11.250%	6/15/17	BB-	930,000

4,000	Total Oil, Gas & Consumable Fuels				2,855,000

	Paper & Forest Products – 0.4% (0.3% of Total Investments)

1,000	Verso Paper Holdings LLC., Series B, Floating Rate Note, 3.750% plus three-month LIBOR	4.031%	8/01/14	B2	660,000

	Semiconductors & Equipment – 1.3% (1.0% of Total Investments)

100	Avago Technologies Finance Pte Ltd., Floating Rate Note, 5.500% plus three-month LIBOR	5.781%	6/01/13	N/R	98,875
1,350	NXP BV, 144A	10.000%	7/15/13	B-	1,353,375
1,000	Spansion LLC, Floating Rate Note, 3.125% plus three-month LIBOR, 144A, (11)	3.406%	6/01/13	D	1,055,000

2,450	Total Semiconductors & Equipment				2,507,250

	Software – 1.3% (1.0% of Total Investments)

2,950	Telcordia Technologies, Inc., 144A	10.000%	3/15/13	CCC+	2,500,125

	Specialty Retail – 0.3% (0.2% of Total Investments)

1,000	Local Insight Regatta Holdings	11.000%	12/01/17	CCC-	495,000

	Textiles, Apparel & Luxury Goods – 1.0% (0.7% of Total Investments)

2,000	HanesBrand Inc., Floating Rate Note, 3.375% plus six-month LIBOR	3.939%	12/15/14	B	1,810,000

$21,800	Total Corporate Bonds (cost $16,616,329)				18,119,250

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value

	Short-Term Investments – 4.7% (3.5% of Total Investments)

$8,867	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/30/09, repurchase price $8,866,988, collateralized by $8,440,000 U.S. Treasury Notes, 4.500%, due 9/30/11, value $9,047,680	0.010%	11/02/09	$8,866,981

	Total Short-Term Investments (cost $8,866,981)			8,866,981

	Total Investments (cost $282,166,267) – 133.1%			250,143,277

	Borrowings – (17.5)% (15)			(32,900,000)

	Other Assets Less Liabilities – (1.8)%			(3,288,423)

	Preferred Shares, at Liquidation Value – (13.8)% (15)			(26,000,000)

	Net Assets Applicable to Common Shares – 100%			$187,954,854

Fair Value Measurements
In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the Fund’s fair value measurements as of October 31, 2009:

	Level 1	Level 2	Level 3	Total

Investments:
Variable Rate Senior Loan Interests	$—	$211,767,687	$89,569	$211,857,257
Common Stocks*	—	3,407,289	—	3,407,289
Convertible Bonds	—	7,892,500	—	7,892,500
Corporate Bonds	—	18,119,250	—	18,119,250
Short-Term Investments	8,866,981	—	—	8,866,981

Total	$8,866,981	$241,186,727	$89,569	$250,143,277

* Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.
The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3
Investments

Balance at beginning of period
Gains (losses):	$89,569
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	—
Net purchases at cost (sales at proceeds)	—
Net discounts (premiums)	—
Net transfers in to (out of) at end of period fair value	—

Balance at end of period	$89,569

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At October 31, 2009, the cost of investments was $282,224,168.
Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2009, were as follows:

Gross unrealized:
Appreciation	$12,955,985
Depreciation	(45,036,876)

Net unrealized appreciation (depreciation) of investments	$(32,080,891)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)
Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(3)
Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)
Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

(5)	At or subsequent to October 31, 2009, this issue was under the protection of the Federal Bankruptcy Court.

(6)	Non-income producing security; denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

(7)	Position, or portion of position, represents an unfunded Senior Loan commitment outstanding at October 31, 2009. At October 31, 2009, the Fund had unfunded Senior Loan commitments of $555,556.

(8)	Negative value represents unrealized depreciation on unfunded Senior Loan commitment outstanding at October 31, 2009.

(9)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(10)
This issue is under protection of the Federal Bankruptcy Court. As a result, the Fund’s Adviser has concluded this issue is not likely to meet its interest payment obligations and has directed the Fund’s custodian to cease accruing additional income and “write-off” any remaining recorded balances on the Fund’s records.

(11)
This issue is under protection of the Federal Bankruptcy Court (the “Bankruptcy Court”). As a result, the Fund’s Adviser concluded that the issuer was not likely to meet its future interest payment obligations and directed the Fund’s custodian to cease accruing additional income and “write-off” any remaining recorded balances on the Fund’s records. On July 1, 2009, the Fund received its June 1, 2009, interest payment and subsequently received its September 1, 2009, interest payment as directed by the Bankruptcy Court’s Final Order. As of September 2, 2009, the Fund ceased accruing additional income on this issue.

(12)	For fair value measurement disclosure purposes, investment categorized as Level 2.

(13)	Investments valued at fair value using methods determined in good by, or at the discretion of the Board of Trustees. For fair value measurement disclosure purposes, investment categorized as Level 3.

(14)
Subsequent to the reporting period, this issue is under protection of the Federal Bankruptcy Court. As a result, the Fund’s Adviser has concluded this issue is not likely to meet its interest payment obligations and has directed the Fund’s custodian to lease accruing additional income and “write off” any remaining recorded balances on the Fund’s records.

(15)	Borrowings and Preferred Shares, at Liquidation Value as a percentage of Total Investments are 13.2% and 10.4%, respectively.

N/A	Not available.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

DD1	Portion of investment purchased on a delayed delivery basis.

144A
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

TBD
Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Nuveen Senior Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date December 30, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date December 30, 2009

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date December 30, 2009